Related Party (Details)		1 Months Ended		6 Months Ended			12 Months Ended
	Apr. 21, 2025 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 CNY (¥)	Apr. 30, 2025 CNY (¥)	Feb. 21, 2025 USD ($)	Feb. 21, 2025 CNY (¥)
Related Party [Line Items]
Long-term loan related party				$ 69,948
Short-term loan for working capital				9,396,513			6,079,252			$ 418,784	¥ 3,000,000
Repayment of loans	$ 13,959
Outstanding balance loan							(404,824)
Vehicle purchase		$ 97,130	¥ 695,809
Value-added tax		10,709		4,759		$ 318			¥ 76,712
Purchase tax		4,049	29,009
Capitalized cost		$ 86,423	¥ 619,097
Long-term loans							3,305,209
Repayments of Related Party Debt				580,133		1,038,298
Mr. Jie Liu [Member]
Related Party [Line Items]
Loans made of related parties							$ 351,924
Related Party [Member]
Related Party [Line Items]
Short-term loans				417,639
Proceeds from Related Party Debt				1,061,776		580,133
Repayments of Related Party Debt				1,406,772		$ 1,038,298
CEO [Member]
Related Party [Line Items]
Outstanding balance loan				82,763				¥ 592,881
Purchase tax				4,049	¥ 29,009
Down payment				9,325	66,800
Balance amount				83,757	600,000
Monthly Installments				1,919	¥ 13,750
Long-term loans				69,948				501,079
CEO [Member] | Related Party [Member]
Related Party [Line Items]
Short-term loans				$ 12,815				¥ 91,802